Description of the Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Employee benefit plan participant contribution rate	50.00%
EBP, forfeited nonvested account, decrease from administrative expense	$ 4,132	$ 39,988
Employee benefit plan company matching contribution	5.00%